Average Annual Total Returns ((PIMCO EqS Long/Short Fund))	0 Months Ended
	Apr. 17, 2012
(Institutional) | 3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.31%
5 Years	2.09%
Fund Inception (1/1/03)	2.41%
(Institutional) | Administrative Class
Average Annual Return:
1 Year	(5.60%)
5 Years	8.02%
Fund Inception (1/1/03)	13.67%
(Institutional) | Class D
Average Annual Return:
1 Year	(5.60%)
5 Years	8.02%
Fund Inception (1/1/03)	13.67%
(Institutional) | Institutional Class
Average Annual Return:
1 Year	(5.60%)
5 Years	8.02%
Fund Inception (1/1/03)	13.67%
(Institutional) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	(5.60%)	[1]
5 Years	8.02%	[1]
Fund Inception (1/1/03)	13.67%	[1]
(Institutional) | Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	(3.64%)	[1]
5 Years	6.96%	[1]
Fund Inception (1/1/03)	12.31%	[1]
(Institutional) | Class P
Average Annual Return:
1 Year	(5.60%)
5 Years	8.02%
Fund Inception (1/1/03)	13.67%
(Retail) | 3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.31%
5 Years	2.09%
Fund Inception (1/1/03)	2.41%
(Retail) | Class A
Average Annual Return:
1 Year	(5.60%)
5 Years	8.02%
Fund Inception (1/1/03)	13.67%
(Retail) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(5.60%)	[2]
5 Years	8.02%	[2]
Fund Inception (1/1/03)	13.67%	[2]
(Retail) | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	(3.64%)	[2]
5 Years	6.96%	[2]
Fund Inception (1/1/03)	12.31%	[2]
(Retail) | Class C
Average Annual Return:
1 Year	(5.60%)
5 Years	8.02%
Fund Inception (1/1/03)	13.67%
(Retail) | Class R
Average Annual Return:
1 Year	(5.60%)
5 Years	8.02%
Fund Inception (1/1/03)	13.67%

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.